TAXATION (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax expense	$ 3,203	$ 2,085	$ 4,332
Hong Kong [Member]
IfrsStatementLineItems [Line Items]
Income tax expense	3,203	2,085	4,332
Cayman Islands [Member]
IfrsStatementLineItems [Line Items]
Income tax expense